Related Party Transactions (Details Narrative) - USD ($)		6 Months Ended
	May 11, 2022	Jun. 30, 2022	Jun. 30, 2021
Corporate Legal Counsel [Member]
Statement [Line Items]
Amounts paid contract for services		$ 242,500	$ 173,464
Chief Financial Officers [Member]
Statement [Line Items]
Amounts paid contract for services		$ 40,000	$ 240,000
James G. Robinson [Member]
Statement [Line Items]
Compensation shares	324,777
Issued shares of long and outstanding service	235,346
Purchase price		$ 1.65
Total value		$ 1,900,000
Warrants purchase		1,151,515
Purchase shares of common stock		1,151,515
Exercise price		$ 2